Note 30 - Loan Note Instruments	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
30	Loan note instruments

Loan note instruments - finance costs		2023	2022

Motapa loan notes	30.1	619	302
Solar loan notes	30.2	549	–
		1,168	302

Loan note instruments - financial liabilities		2023	2022

Motapa loan notes	30.1	–	7,104
Solar loan notes	30.2	7,112	–
		7,112	7,104

Current		665	7,104
Non-current		6,447	-
		7,112	7,104

30	Loan note instruments (continued)

30.1	Motapa loan notes payable

On November 1, 2022 Caledonia, in connection with the Share Purchase Agreement, executed a loan note instrument to issue loan notes (“Loan note” or “Notes”) to Bulawayo Mining to acquire all the shares of Motapa Mining Company UK Limited (“Motapa”), along with its wholly owned subsidiary Arraskar Investments (Private) Limited (“Arraskar”). The shares were purchased with full title guarantee and free from all encumbrances, together with all rights attached or accruing to them. The Loan note certificates were issued by Caledonia on November 1, 2022.

The aggregate principal amount of the Loan notes were limited to US$7.25 million. Interest on the Loan notes was compounded monthly an interest rate of 13% per annum. Interest was payable on the principal amount of the Loan notes outstanding from time to time from the issue date of the Loan notes until the date of redemption of the Loan notes at the interest rate. $5 million of the loan notes was paid on March 31, 2023, and $2.25 million on June 30, 2023.  $575 of the loan notes were paid on July 3, 2023 as agreed between Caledonia and each of the noteholders due to bank holidays in certain jurisdictions.

All Loan notes repaid by Caledonia were immediately cancelled and were not reissued.

The fair value of the Loan notes payable at inception was estimated to be $6,802 using the market approach method. The effective interest rate on the Loan notes was estimated to be 12.75% per annum.  The Loan notes were subsequently measured at amortised cost.

A summary of the Loan notes payable was as follows:

	2023	2022
Balance January 1	7,104	-
Fair value November 1, 2022	–	6,802
Finance cost accrued	619	302
Repayment - principal	(7,250)	-
Repayment – finance cost paid	(473)	-
Balance December 31	-	7,104

Current	-	7,104
Non-current	-	-
	-	7,104

Refer to note 17 for more information on the exploration and evaluation asset acquired.

30	Loan note instruments (continued)

30.2	Solar loan notes

Following the commissioning of Caledonia’s wholly owned solar plant on February 2, 2023, the decision was taken to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market by way of issuing loan notes pursuant to a loan note instrument (“bonds”). The bonds were issued by the Zimbabwean registered entity owning the solar plant, Caledonia Mining Services (Private) Limited. The bonds carry a fixed interest rate of 9.5% payable bi-annually and have a tenure of 3 years from the date of issue. The bond repayments are guaranteed by the Company. $7 million of bonds were in issue at the date of approval of these financial statements. All bonds were issued to Zimbabwean registered commercial entities.

A summary of the bonds is as follows:

	2023	2022
Balance January 1	–	–
Amounts received	7,000	–
Transaction costs	(105)	–
Finance cost accrued	549	–
Repayment - finance cost paid	(332)	–
Balance December 31	7,112	–

Current	665	–
Non-current	6,447	–
	7,112	–

In April 2024, Caledonia Holdings Zimbabwe (Private) Limited, a wholly owned subsidiary of the Company, issued loan notes to the value of $2 million to Zimbabwean registered commercial entities. The bonds were issued to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. The bonds have an interest rate of 9.5% payable bi-annually and have a tenor of 3 years from the date of issue. The bond repayments are guaranteed by the Company.